EQUITY AND STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule of weighted average shares outstanding used in computation of basic and diluted income per share
The following table sets forth the number of weighted average shares outstanding used in the computation of basic and diluted income per share:

	Year ended December 31,
	2015	2014	2013
Weighted-average shares outstanding, basic	40.863	40.809	40.809
Dilutive effect of share-based awards	0.097	0.123	0.123
Weighted-average shares outstanding, dilutive(1)	40.960	40.932	40.932

(1)
For the years ended December 31, 2015, 2014 and 2013, 0.474, 0.479 and 0.479, respectively, of unvested restricted stock shares/units were not included in the computation of diluted income per share because required market thresholds for vesting (as discussed below) were not met. For the year ended December 31, 2015, 0.389 of stock options were not included in the computation of diluted income per share because their exercise price was greater than the average market price of common shares. There were no stock options outstanding during 2014 or 2013.

Schedule of compensation expense related to share-based programs recognized in selling, general and administrative expense
For the years ended December 31, 2015, 2014 and 2013, we recognized compensation expense related to share-based programs in “Selling, general and administrative” expense in the accompanying consolidated and combined statements of operations as follows:

	Year ended December 31,
	2015	2014	2013
Expense associated with individuals attributable to SPX FLOW's operations	$9.6	$5.2	$6.3
Allocation of expense historically associated with SPX's corporate employees(1)	13.4	14.8	11.1
Expense related to modification as of Spin-Off date	2.8	—	—
Stock-based compensation expense	25.8	20.0	17.4
Income tax benefit	(9.5)	(7.3)	(6.4)
Stock-based compensation expense, net of income tax benefit	$16.3	$12.7	$11.0

(1)	See Note 1 for a discussion of the methodology used to allocate corporate-related costs prior to the Spin-Off.

Schedule of assumptions used to determine fair value of awards granted
The following assumptions were used in determining the fair value of the awards granted on the dates indicated below (awards granted during 2015 did not contain a market condition):

	Annual Expected Stock Price Volatility	Annual Expected Dividend Yield	Risk-free Interest Rate	Correlation Between Total Shareholder Return for SPX and the S&P Index
January 2, 2014:
SPX Corporation	33.7%	1.02%	0.76%	0.7631
S&P Composite 1500 Industrials Index	19.9%	n/a	0.76%
January 2, 2013:
SPX Corporation	36.3%	1.42%	0.37%	0.7778
S&P Composite 1500 Industrials Index	22.4%	n/a	0.37%

Summary of restricted stock share and restricted stock unit activity
The following table summarizes the unvested restricted stock share and restricted stock unit activity (i) from December 31, 2012 through September 26, 2015, for the Company's employees with SPX awards before the Spin-Off, and (ii) the resulting, converted SPX FLOW awards after the Spin-Off and activity from September 26, 2015 through December 31, 2015:

SPX - Prior to Spin-Off:	Unvested Restricted Stock Shares and Restricted Stock Units	Weighted-Average Grant-Date Fair Value Per Share
Outstanding at December 31, 2012	0.385	$55.18
Granted	0.115	62.90
Vested	(0.118)	54.85
Forfeited and other	(0.112)	53.97
Outstanding at December 31, 2013	0.270	59.10
Granted	0.071	89.37
Vested	(0.066)	59.78
Forfeited and other	(0.126)	59.39
Outstanding at December 31, 2014	0.149	72.93
Granted	0.075	85.47
Vested	(0.035)	79.92
Forfeited and other	(0.019)	63.45
Outstanding at September 26, 2015, immediately prior to Spin-Off	0.170	$79.65

SPX FLOW - Post Spin-Off:
Conversion of SPX Plan awards to SPX FLOW Stock Plan awards on September 26, 2015	1.154	$53.32
Granted	0.069	26.05
Vested	(0.091)	61.34
Forfeited and other	(0.004)	59.93
Outstanding at December 31, 2015	1.128	$51.13

Schedule of assumptions used to estimate fair value of each option grant
The fair value of each SPX option grant was estimated using the Black-Scholes option-pricing model with the following assumptions:

Annual expected SPX stock price volatility	36.53%
Annual expected SPX dividend yield	1.75%
Risk-free interest rate	1.97%
Expected life of SPX stock option (in years)	6.0

Changes in components of accumulated other comprehensive loss, net of tax
The changes in the components of AOCL, net of tax, for the years ended December 31, 2015 and 2014 were as follows:

	Foreign Currency Translation Adjustment	Net Unrealized Gains (Losses) on Available-for-Sale Securities	Pension Liability Adjustment(1)	Total
Balance at December 31, 2013	$(15.1)	$(3.7)	$(0.1)	$(18.9)
Other comprehensive income (loss) before reclassifications	(204.2)	3.6	0.1	(200.5)
Amounts reclassified from accumulated other comprehensive loss	—	0.1	0.1	0.2
Current-period other comprehensive income (loss)	(204.2)	3.7	0.2	(200.3)
Balance at December 31, 2014	(219.3)	—	0.1	(219.2)
Other comprehensive loss before reclassifications	(163.4)	—	—	(163.4)
Amounts reclassified from accumulated other comprehensive income	—	—	(0.1)	(0.1)
Current-period other comprehensive loss	(163.4)	—	(0.1)	(163.5)
Balance at December 31, 2015	$(382.7)	$—	$—	$(382.7)

(1)	Net of tax benefit of $0 and $0.1 as of December 31, 2014 and 2013, respectively. The balances as of December 31, 2014 and 2013 include unamortized prior service credits (costs).